Other assets (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Summary of Other Assets

$ millions, as at October 31	2024	2023
Accrued interest receivable	$4,213	$3,502
Defined benefit asset (Note 17)	1,378	1,055
Precious metals (1)	4,195	2,481
Brokers’ client accounts	7,967	7,452
Current tax receivable	2,611	2,729
Other prepayments	588	607
Derivative collateral receivable	7,067	6,846
Accounts receivable	1,238	851
Other (2)(3)	1,605	2,136
	$30,862	$27,659

(1)	Includes gold and silver bullion that are measured at fair value using unadjusted market prices quoted in active markets.
(2)
Includes investments in subleases of $625 million as at October 31, 2024 (2023: $671 million). For the year ended October 31, 2024, finance income related to our investments in subleases was $
43 million (202
3
: $46 million). Future lease payments receivable are $518 million over the next five years, and $437 million thereafter until expiry of the subleases.

(3)	Certain prior year information has been restated to reflect the adoption of IFRS 17. See Note 1 to the consolidated financial statements for additional details.